Property, plant and equipment - Investment property (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	[1]	£ 1,519
Ending balance, Property, plant and equipment		947	£ 1,519	[1]
Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge		(119)	(275)		£ (469)
Impairment		(2)	(19)		(92)
Cost [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		3,434	6,054
Additions		234	463
Disposals		(261)	(2,858)
Change in fair value of investment properties		(115)	(5)
Exchange and other movements		100	(220)
Ending balance, Property, plant and equipment		2,434	3,434		6,054
Accumulated depreciation and impairment [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(1,915)	(3,588)
Depreciation charge		(119)	(303)
Impairment		(1)	(28)
Disposals		116	2,005
Exchange and other movements		(50)	(1)
Ending balance, Property, plant and equipment		(1,613)	(1,915)		(3,588)
Property [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		2,243	3,101
Additions		155	173
Disposals		(45)	(895)
Change in fair value of investment properties		0	0
Exchange and other movements		68	(136)
Ending balance, Property, plant and equipment		1,463	2,243		3,101
Property [member] | Accumulated depreciation and impairment [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(983)	(1,312)
Depreciation charge		(61)	(141)
Impairment		(1)	(28)
Disposals		22	487
Exchange and other movements		(23)	11
Ending balance, Property, plant and equipment		(658)	(983)		(1,312)
Equipment [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		1,066	2,862
Additions		79	176
Disposals		(101)	(1,893)
Change in fair value of investment properties		0	0
Exchange and other movements		35	(79)
Ending balance, Property, plant and equipment		1,079	1,066		2,862
Equipment [member] | Accumulated depreciation and impairment [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(923)	(2,267)
Depreciation charge		(58)	(162)
Impairment		0	0
Disposals		94	1,518
Exchange and other movements		(27)	(12)
Ending balance, Property, plant and equipment		(946)	(923)		(2,267)
Leased assets [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		9	10
Additions		0	0
Disposals		0	(1)
Change in fair value of investment properties		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		9	9		10
Leased assets [member] | Accumulated depreciation and impairment [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(9)	(9)
Depreciation charge		0	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		(9)	(9)		(9)
Investment property [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		116	81
Additions		0	114
Disposals		(115)	(69)
Change in fair value of investment properties		(115)	(5)
Exchange and other movements		(3)	(5)
Ending balance, Property, plant and equipment		£ (117)	£ 116		£ 81

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.